TRADE RECEIVABLES AND OTHER - Narrative (Details)	6 Months Ended
	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Disclosure of trade and other receivables [line items]
Contract assets	€ 17,000,000		€ 16,000,000
Total factored assets	580,000,000		494,000,000
Factored assets derecognized	360,000,000		356,000,000
Debt due factor	1,000,000		1,000,000
Unbilled tooling costs
Disclosure of trade and other receivables [line items]
Contract assets	9,000,000		€ 7,000,000
United States | Factoring of receivables | Muscle Shoals factoring facility
Disclosure of trade and other receivables [line items]
Factoring maximum capacity | $		$ 175,000,000
United States | Factoring of receivables | Constellium automotive
Disclosure of trade and other receivables [line items]
Factoring maximum capacity | $		$ 25,000,000
France | Factoring of receivables
Disclosure of trade and other receivables [line items]
Factoring maximum capacity	250,000,000
France | Factoring Receivable, Recourse Line
Disclosure of trade and other receivables [line items]
Factoring maximum capacity	20,000,000
Germany, Switzerland and Czech Republic | Factoring of receivables
Disclosure of trade and other receivables [line items]
Factoring maximum capacity	€ 200,000,000